Segment Information (Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	$ (4,465)	$ 1,165	$ 1,068
Income Tax Expense (Benefit)	(1,690)	247	261
Expenses
Gain (Loss) on Investments	(67)	5	(489)
Gain (Loss) on Derivative Instruments, Net, Pretax	(5,770)	(497)	294
Other Income	709	433	520
Net income (loss)	(2,775)	918	807
Revenues	2,260	7,872	8,370
Annuities
Expenses
Interest Revenue (Expense), Net	1,446	1,266	1,119
Interest Expense	0	0	0
Life
Expenses
Interest Revenue (Expense), Net	351	313	359
Interest Expense	0	0	5
Run-off
Expenses
Interest Revenue (Expense), Net	1,411	1,551	1,518
Interest Expense	60	60	60
Corporate & Other
Expenses
Interest Revenue (Expense), Net	197	97	66
Interest Expense	67	69	68
Operating Segments
Revenues
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	1,274	1,919	1,983
Income Tax Expense (Benefit)	341	512	539
Operating Income (Loss)	933	1,407	1,444
Expenses
Revenues	7,772	7,912	8,006
Operating Segments | Annuities
Revenues
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	1,494	1,339	1,182
Income Tax Expense (Benefit)	441	329	281
Operating Income (Loss)	1,053	1,010	901
Expenses
Revenues	4,423	4,665	4,790
Operating Segments | Life
Revenues
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	6	(56)	(7)
Income Tax Expense (Benefit)	0	(21)	(4)
Operating Income (Loss)	6	(35)	(3)
Expenses
Revenues	1,036	881	897
Operating Segments | Run-off
Revenues
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(249)	713	824
Income Tax Expense (Benefit)	(90)	247	283
Operating Income (Loss)	(159)	466	541
Expenses
Revenues	2,313	2,366	2,319
Operating Segments | Corporate & Other
Revenues
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	23	(77)	(16)
Income Tax Expense (Benefit)	(10)	(43)	(21)
Operating Income (Loss)	33	(34)	5
Expenses
Revenues	338	398	314
Significant Reconciling Items
Revenues
Income Tax Expense (Benefit)	2,031	265	278
Expenses
Gain (Loss) on Investments	(67)	5	(489)
Gain (Loss) on Derivative Instruments, Net, Pretax	(5,770)	(497)	294
Other Income	98	(262)	(720)
Revenues	(13)	54	245
Intersegment Eliminations [Member] | Annuities
Expenses
Revenues	716	595	849
Intersegment Eliminations [Member] | Life
Expenses
Revenues	(722)	(695)	(575)
Intersegment Eliminations [Member] | Run-off
Expenses
Revenues	135	118	23
Intersegment Eliminations [Member] | Corporate & Other
Expenses
Revenues	$ 20	$ 215	$ 36